Note 6 - Property and Equipment: Property, Plant and Equipment (Details) - USD ($)	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Property, Plant and Equipment, Gross		$ 15,222,766	$ 9,302,218
Less accumulated depreciation and amortization		(1,463,609)	(659,541)
Property and Equipment, Net	$ 20,873,035	13,759,157	8,642,677
Computer Equipment
Property, Plant and Equipment, Gross		151,748	151,748
Machinery and Equipment
Property, Plant and Equipment, Gross		1,094,472	981,130
Leaseholds and Leasehold Improvements
Property, Plant and Equipment, Gross		4,357,779	4,185,528
Construction in Progress
Property, Plant and Equipment, Gross		3,193,767	83,812
Capital lease - building
Property, Plant and Equipment, Gross		$ 6,425,000	$ 3,900,000